Impairment of non-current assets	12 Months Ended
Dec. 31, 2024
Impairment of non-current assets
Impairment of non-current assets

18.Impairment of non-current assets

As mentioned in Note 4.13, each year the Ecopetrol Business Group assesses whether there is an indication that an asset or cash–generating unit may be impaired or if impairment losses recognized in previous periods should be reversed.

The impairment of non-current assets includes property, plant, and equipment, natural resources, investments in companies, goodwill, and other non–current assets. Ecopetrol Business Group is exposed to future risks derived mainly from variations in (a) the estimate of future oil prices, (b) the refining margins and profitability, (c) the cost profile, (d) the investments and maintenance expenses, (e) the amounts of recoverable reserves, and (f) the market and country risk assessments reflected in the discount rate, (g) changes in national and foreign regulations, among others.

Any changes in the above estimates used to calculate the recoverable amount of a non–current assets can have a material impact on the recognition impairment losses or reversals in profit or loss statement. Highly sensitive significant estimates affecting each business segments, among others include (a) in the exploration and production segment, variations of hydrocarbon prices, (b) in the refining segment, changes in finished products and crude oil prices, the discount rate, refining margins, (c) in the transport and logistics segment, transported volumes and exchange rate, and (d) in electric power transmission and toll roads concessions, internal and external factors that affect the recoverable value of the assets versus the book value of the assets, such as currency devaluation, network capacity, modest economic growth, among others.

Based on the impairment tests conducted by the Ecopetrol Business Group, the following are the impairments or reversals for the years ended on December 31, 2024, 2023 and 2022:

Impairment (loss) reversal by segment	2024	2023	2022
Exploration and Production	(480,180)	(2,741,092)	(890,248)
Refining and Petrochemicals	1,265,753	1,482,444	1,096,021
Transport and Logistics	127,206	(630,134)	(406,229)
Electric power transmission and toll roads concessions	(45,351)	(209,551)	(87,543)
	867,428	(2,098,333)	(287,999)

Recognized in:
Property, plant, and equipment (Note 14)	1,261,659	205,780	399,218
Natural resources (Note 15)	(332,968)	(2,153,532)	(623,074)
Investment in joint ventures and associates (Note 13)	15,374	(7,987)	(2,092)
Right of use assets (Note 16)	(26,953)	(26,063)	(10,785)
Other non-current assets	(49,684)	(116,531)	(51,266)
	867,428	(2,098,333)	(287,999)

18.1Exploration and production

The impairment (loss) reversal of assets of the Exploration and Production segment for the years ended December 31 of 2024, 2023 and 2022 is the following:

	2024	2023	2022
Oilfields	(495,554)	(2,733,105)	(888,156)
Investment in joint ventures	15,374	(7,987)	(2,092)
	(480,180)	(2,741,092)	(890,248)

18.1.1	Oilfields

In 2024, a net impairment expense of $495,554 was recognized: generated in: i) in the K2 and Gunflint fields of Ecopetrol America, ii) Ecopetrol S.A. due to the offsetting effect between an impairment mainly in the Llanito, Orito, and Sur cash-generating units; and a recovery mainly in assets such as Suria, Dina Cretaceo, Jazmin, and San Francisco; and iii) in Hocol S.A. due to the offsetting effect between the impairment of the Espinal cash-generating unit and the recovery in La Hocha, Chenche, Toldado, Cicuco, and Upía. The lower impairment compared to the previous year is mainly due to the successful in the implementation of plans to mitigate the impairment loss for lower future hydrocarbon prices in the short and medium term. The plans considered the following aspects: acceleration in the addition of incremental volumes through profitable projects and decision-making, efficiencies, the decrease of fixed costs, optimization of technical abandonment costs, net book value management, among others.

In 2023, an impairment loss was recognized, considering CAPEX variables, OPEX effects and prices mainly in the cash-generating units (CGU) Casabe, Llanito, Suria, and Tibú; and a recovery mainly in the Piedemonte unit, which was the subject of unification of Floreña, Cupiagua and Cusiana assets during 2023, considering that these fields share facilities with each other, possess synergies, and jointly manage the surface fluids across the three large infrastructures. Likewise, impairment losses were recognized in Hocol S.A. in the Cicuco, Toldado, La Hocha, Espinal, and Chenche CGUs and a recovery in Upía CGU. In the CGUs abroad, an impairment loss was recognized in K2 CGU of Ecopetrol America.

In 2022, an impairment loss was recognized, mainly the Cusiana, Llanito, Sur, Cicuco-Boquete, and Upia fields (mainly associated with a decrease in reserve volumes) and a recovery in Tibú, Oripaya, and Arrayán (mainly associated with the better projection of market prices and higher volumes of reserves).

The following is the breakdown of oilfields impairment losses or reversals for the years ended December 31, 2024, 2023 and 2022:

2024

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	3,108,746	6,131,355	879,849
Loss	3,738,997	2,363,594	(1,375,403)
			(495,554)

2023

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	9,815,365	18,112,635	363,911
Loss	10,048,388	6,951,372	(3,097,016)
			(2,733,105)

2022

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	3,540,732	5,563,724	250,306
Loss	4,870,976	3,732,514	(1,138,462)
			(888,156)

The assumptions used to determine the recoverable amount include the following:

●	The fair value less costs of disposal of the Exploration and Production segment assets was determined based on cash flows after tax derived from the business plans approved by Ecopetrol Business Group’s Management, which are developed based on long–term macroeconomic policies and fundamental assumptions of supply and demand. The fair value hierarchy is 3.
●	Balance of oil and gas reserves, in addition to proven reserves, probable and possible reserves were also considered (See Note 34), adjusted by different risk factors.
●	The discount rate in real terms was determined as the weighted average cost of capital (WACC) and corresponds to a differential rate depending on the projected tax surcharge for each year, as follows: 5.98% (2023: 7.15%) with tax surcharge of 0%, 5.75% (2023: 6.9%) with a tax surcharge of 5%, 5.52% (2023: 6.65%) with a tax surcharge of 10% and 5.28% (2023: 6.40%) with a tax surcharge of 15%. For fields located in the United States, the discount rates used were: 7.93% (Rate with tax) and 8.54% (Rate without tax).
●	Oil price – Brent: Projections for Ecopetrol S.A. and Hocol S.A. include USD$69.81/barrel for the first year, USD$71.14/barrel average for the medium term, and USD$73.23/barrel as of 2035. In 2023, the assumptions made took a price of USD$83.35/barrel for the first year, USD$78.05/barrel average for the medium term, and USD$77.81/barrel as of 2034. For Ecopetrol América Inc. the prices used were USD$66.60/barrel average for the short term and USD$67.18/barrel average for the long term.
●	The projection of international crude oil prices is carried out by an independent agency specialized in Oil & Gas, which has been considering the current scenarios of the OPEC (Organization of Petroleum Exporting Countries) oil quota agreements and the balance between supply and demand in the short and long term for the industry.

18.1.2Investments in joint ventures

Investments in joint ventures in the Exploration and Production segment are recorded using the equity method of accounting. Ecopetrol Business group evaluates if there is any objective evidence that indicate that the fair value of such investments has impaired in the period, especially those for which goodwill has been recorded.

As a result, Ecopetrol Business Group recognized a recovery (loss) of impairment on the carrying value as of December 31, as follows:

	2024	2023	2022
Equion Energía Limited	15,374	(7,987)	(2,092)
	15,374	(7,987)	(2,092)

In 2024, an impairment recovery was recognized on the investment in Equion, which adjusts the book value of the assets evaluated to their current fair value.

In 2023, an impairment loss was recognized on the investment in Equion, mainly due to the update of its non-current assets in the model.

In 2022, an impairment loss was recognized on the investment in Equion, mainly due to the increase in the discount rate, as well as the sale of the Alto Magdalena Pipeline (OAM) at a lower value than expected.

18.2Refining and Petrochemical

Ecopetrol Business Group recognized a reversal (loss) of impairment on the carrying value as of December 31, as follows:

	2024	2023	2022
Refinería de Cartagena S.A.S.	1,265,753	1,482,512	1,096,024
Invercolsa S.A.	—	(68)	(3)
	1,265,753	1,482,444	1,096,021

The following is the Cash Generating Units impairment or reversals in the refining and petrochemical segment for the years ended December 31, 2024, 2023 and 2022:

2024

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	28,237,532	35,329,614	1,265,753
			1,265,753

2023

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	26,423,190	27,905,702	1,482,512
Invercolsa S.A.	273	205	(68)
			1,482,444

2022

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	31,750,957	32,846,981	1,096,024
Invercolsa S.A.	276	273	(3)
			1,096,021

The grouping of assets to determine the CGUs is consistent with prior periods.

18.2.1	Refinería de Cartagena S.A.S.

The recoverable amount of the Refinería de Cartagena was calculated based on its fair value less costs of disposal, which is higher than its value in continued use. The fair value less costs of disposal of the Refinería de Cartagena was determined based on cash flows after taxes that are derived from business plans approved by the Ecopetrol Business Group’s Management, which are developed based on market prices provided by a third-party expert, which considers long–term macroeconomic variables and fundamental supply and demand assumptions for crude oil and refined products. The fair value hierarchy is 3.

The operating assets considered in this valuation are those that make up the refinery and that as a whole are considered a Cash Generating Unit (CGU), and have not changed with respect to 2023.

The estimates derived from the valuation of the impairment of the assets of Refinería de Cartagena S.A.S. were carried out based on: i) exogenous and market variables that are outside the control of the Administration, such as the prices that define the income (refined products) and costs of the refinery (raw materials) and the macroeconomic variables that impact the discount rate of their cash flows for the purpose of asset valuation, and ii) the operational and corporate variables subject to the Company’s management, such as the efficiency of the plants, its operational availability and the corresponding management of costs and expenses. The assumptions used in the model to determine recoverable values include:

●	Volumes: They correspond to the volumetric balances determined based on prices, availability of crude oil, local market demand, refinery utilization factor and particular characteristics of the system.
●	Prices: The set of prices used to estimate the flow of sales income and the cost of raw materials are provided by the specialist IHS Market, a third party specialized in price projections. Long-term price forecasts are based on many assumptions and are therefore subject to change over time. Factors that affect forecasts, such as gross domestic product, changes in regulation, technology, and consumer preferences, are examples of assumptions that can have a major impact on a long-term forecast.
●	OPEX: For the short and medium term projection, the OPEX per barrel included in the budget 2025, 2026 and 2027 is considered. For the purposes of the long-term projection, from 2028 to the evaluation limit, the OPEX per barrel, taking into consideration the current contracts and costs of the refinery and the latest study carried out by the specialist Solomon (a third party expert in global refinery benchmarking), adjusting the energy costs with the information included in the contracts of gas supply.
●	CAPEX: Includes maintenance CAPEX (capitalizable), defined as the investments in major maintenance required to maintain the Refinery at its current operating level and optimal production level and operational continuity investments, also in according to the study of comparable entities by Solomon. The maintenance CAPEX is estimated in the 2025-2027 budget year. Starting in 2028, this indicator is estimated based on the same methodology used for OPEX.
●	Capex SosTECnibilidad: Reficar’s investment plan, aligned with the Ecopetrol Business Group strategy, includes investments focused on the implementation of new technologies. These technologies aim to adjust the current operation of the refinery in line with the country’s fuel demands and to enter new markets such as petrochemicals.

It is relevant to mention that the refining business is highly sensitive to the volatility of margins and the macroeconomic variables implicit in the determination of the discount rate, therefore, any change in these assumptions generates significant variations in the amount of impairment or recovery calculated.

In 2024, there is a recovery of impairment of $1,271,120 mainly due to: i) higher price differentials in mid–distillates in the medium and long term projection, ii) greater participation of national crude oils in the refinery diet, iii) inclusion of energy efficiency initiatives and entry into operation of the project to expand the capacity of unit U-111 to 50 kilobarrels per day in the medium and long term to maintain operating efficiency conditions, and iv) decrease in the discount rate according to market conditions. Additionally, there is an expense for impairment in surpluses from the expansion project for $5,367.

During 2023 there is a recovery of $1,494,224 mainly due to: i) higher price differentials in mid–distillates in the medium and long-term projection, ii) imported crude oils more discounted on the brent marker, and iii) operational improvements executed in 2024, which together with energy efficiency initiatives have managed to optimize the operational costs of the refinery and reduce energy consumption. Additionally, a loss for impairment of office-type containers was recognized as a result of their appraisals and leftovers from the expansion project for $11,712.

In 2022, there is a reversal of impairment of $1,107,101 mainly due to i) favorable market conditions, ii) high differentials of distilled products sustained in the short term due to conjunctural impacts of the Ukraine-Russia crisis, and iii) differential in national crudes allow diet optimization. Additionally, a loss is presented for impairment in office-type containers because of the appraisals made to these and surpluses from the expansion project for $11,077.

18.2.2Refinería de Barrancabermeja

As of December 31, 2024, 2023, and 2022, qualitative assessment of the assets associated with the refining segment were executed, including the Barrancabermeja Refinery Modernization Project. As a result, there are no indicator of impairment loss or recovery.

18.3Transport and Logistics

The recoverable amount of these assets was determined based on its fair value with costs of disposal, which corresponds to discounted cash flows based on the hydrocarbon production curves and refined products transport curves. The fair value hierarchy is 3.

The assumptions used in the model to determine the recoverable value included: i) the tariffs regulated by the Ministry of Mines and Energy and the Energy and Gas Regulation Commission - CREG and National Infrastructure Agency (ANI), ii) the actual discount rate used in the valuation was 6.00% (2023 – 5.88% and 2022 – 4.73%) and iii) volumetric projection based on the financial plan and the long-term volumetric balance, and iv) exchange rate at the end of the year 2024, equivalent to $4,409.15.

In 2024, there was an impairment reversal of $127,206 due to the effect of: i) tariff update in oil pipelines, ii) better results in volumetric projections, and iii) higher closing exchange rate for 2024 versus 2023.

In 2023, for the volumetric projection exercise until 2040, there is a decrease in the North, South and Yaguará-Tenay CGUs compared to 2022. This means that by 2024, an impairment loss of $630,134 will be recognized, mainly caused the variation in the exchange rate.

For 2022, the volumetric projection up to 2040 shows a decrease in crude oil exploratory prospects in the southern and northern fields of Colombia because of contractual uncertainties and socio-environmental viability, which represented an impairment loss for the CGUs by 2022 of Cenit Transporte y Logística S.A.S. in the South, North, and Yaguará-Tenay for $405,357, and Oleoducto de Colombia S.A. for $872.

18.4Energy transmission and roads

According to the impairment test, as of December 31, 2024, 2023 and 2022, ISA and its companies considered that there are no operational or economic issues indicating that the net book value of its non-current non-financial assets cannot be recovered, except for the facts evidenced in the period, which were recognized and assessed in accordance with the applicable accounting standard.

Cash–generating units	2024	2023	2022
Non-current asset held for sale	(42,862)	(98,543)	—
Property, plant and, equipment	(4,161)	(97,760)	(38,821)
Intangibles	1,672	(13,248)	(48,722)
	(45,351)	(209,551)	(87,543)

The recoverable value was determined using the discounted free cash flow methodology, based on the projection of revenues, OPEX and CAPEX, and operating taxes.

In 2024, ISA Bolivia recognized an impairment in the concession assets due to the update of the business plan, which reflects the operating margins and the increase in country risk of $26,606, and in Internexa Colombia, impairment in submarine capacity rights, because of the impact in market prices due to the substantial increase in supply of $16,256. In terms of property, plant, and equipment, the effective sale of the interest in the net assets that Internexa Participações and Internexa Perú owned in Internexa Brasil, was concluded and the effect corresponds to $4,161. Finally, Consorcio Transmantaro updated the book value of the Yaros land, of the Nueva Yanango project, recognizing a recovery of the impairment of $1,672.

As of December 31, 2023, the impairment loss was allocated to non-current assets held for sale and subsequently to property, plant, and equipment and intangible assets based on their book values. An impairment of non-current assets in the electric power transmission and toll roads concessions segment of $209,551 mainly due to: (i) impairment $85,168 in Consorcio Transmantaro due to lower fair market value in Yaros project, (ii) impairment of $85,568 in Internexa Brazil and $12,593 in Intenexa Argentina, considering the update of the business plan that reflected a decrease in revenues and operating margins.

As of December 31, 2022, an impairment loss of $87,543 was recognized, which $85,568 corresponds to Internexa Brasil, due to updating the business plan that reflects a decline in revenues and operating profit margins, and $1,975 from Internexa Argentina, due to cost capital increase.